SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital [Roll Forward]
Beginning balance	$ 2,696.1	$ 2,637.2
Issuance of ordinary shares for exercise of warrants		0.0
Exercise of share options	5.3	15.0
Reclassification of vesting of restricted share units	49.0	43.9
Ending balance	$ 2,750.4	$ 2,696.1
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares)	367,298,315	363,822,069
Issuance of ordinary shares for exercise of warrants (in shares)
Exercise of share options (in shares)	775,644	1,597,528
Reclassification of vesting of restricted share units (in shares)	1,812,410	1,878,718
Ending balance (in shares)	369,886,369	367,298,315
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 0.1	$ 0.1
Issuance of ordinary shares for exercise of warrants
Exercise of share options	0.0	0.0
Reclassification of vesting of restricted share units	0.0	0.0
Ending balance	0.1	0.1
Share premium
Share Capital [Roll Forward]
Beginning balance	2,696.0	2,637.1
Issuance of ordinary shares for exercise of warrants
Exercise of share options	5.3	15.0
Reclassification of vesting of restricted share units	49.0	43.9
Ending balance	$ 2,750.3	$ 2,696.0